Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Three months ended September 30,
	2023	2022
Geographic region:
United States	$114,735	$149,132
Rest of world 1	13,514	16,843

Total revenue	$128,250	$165,975

	Nine months ended September 30,
	2023	2022
Geographic region:
United States	$366,680	$487,760
Rest of world 1	41,419	56,273

Total revenue	$408,099	$544,033

(1)
Consists of Canada, United Kingdom, and France. Other than the United States, no single country accounted for more than 10% of total revenue during the three and nine months ended September 30, 2023 and 2022.

The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Geographic region:
United States	$620,942	$787,083	$786,186
Rest of world 1	71,257	86,562	77,396

Total revenue	$692,199	$873,645	$863,582

1	Consists of Canada, United Kingdom and France. No single country accounted for more than 10% of the Company’s total revenue.